PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended
June 30:

	2026	2025

Balance as of January 1	3,757	3,016

Acquisitions	52	—
Additions *	392	783
Modifications and re-assessments *	83	70
Disposals	(7)	(16)
Divestment and reclassification as held for sale	(31)	(96)
Depreciation	(309)	(280)
(Impairment) / reversal of impairment	(4)	(3)
Currency translation	(13)	(21)
Transfers	8	(7)

Balance as of June 30	3,928	3,446
* Certain prior period comparatives have been reclassified to conform with the current year presentation.
Unitel sale and leaseback transaction
In March 2026, Unitel LLC (“Unitel”), a wholly owned subsidiary of VEON, completed a sale and leaseback transaction in respect of a building for cash consideration of US$34 and simultaneously entered into a 10-year lease agreement for the continued use of the property.
The transaction was accounted for in accordance with IFRS 16. Upon completion of the sale and leaseback transaction, the
Group derecognized the carrying amount of the building of US$32 and recognized a lease liability of US$32 together with a right-
of-use asset of US$30, representing the Group’s retained right to use the building over the lease term. A gain of US$0.1 was recognized in profit or loss, reflecting only the amount of the gain attributable to the rights transferred to the buyer-lessor. The remaining portion of the gain, amounting to US$1.9 and relating to the Group’s retained right of use, was not recognized immediately and will be reflected over future periods through depreciation of the recognized right-of-use asset.